Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Significant accounting policies
Foreign currency
3.1    Foreign currency
Foreign currency transactions
The Bank determines the functional currency. For each subsidiary, the items included in the consolidated financial statements are measured using the functional currency of the Bank.
Transactions and balances
Assets and liabilities of foreign subsidiaries, whose local currency is considered their functional currency, are translated into the reporting currency, US dollars, using month-end spot foreign exchange rates. The Bank uses monthly-average exchange rates to translate revenues and expenses from local functional currency into presentation currency. The effects of those translation adjustments are reported as a component of other comprehensive income (loss) in the consolidated statement of changes in equity.
Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate effective at the date on which fair value is determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the exchange rate effective at the date of the transaction.
Transactions whose terms are denominated in a currency other than the functional currency, including transactions denominated in local currency of foreign subsidiaries whose functional currency is the US dollar, are recorded at the exchange rate prevailing at the date of the transaction. Assets and liabilities in foreign currency are translated into US dollars using month-end spot foreign exchange rates. The effects of translation of monetary assets and liabilities into US dollar are included in current year’s earnings in the line item "gain (loss) on financial instruments, net" in the consolidated statement of profit or loss, except for those corresponding to monetary items that are designated as hedge items in qualifying cash flow or net investment hedges recognized in other comprehensive income until maturity or sale, at which time the carrying amount is reclassified to profit or loss, except for the carrying amount of equity instruments designated to be measured at fair value through other comprehensive income.
Tax charges and credits attributable to exchange differences on those monetary items are also recorded in accumulated other comprehensive income, if applicable.
When a foreign operation is disposed of in its entirety or partially such that control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.
Interest
3.2    Interest
Effective interest rate
Interest income and expense are recognized in profit or loss using the effective interest method. The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument measured at amortized cost.
3.2    Interest (continued)
When calculating the effective interest rate for financial instruments other than purchased or originated credit-impaired assets, the Bank estimates future cash flows considering all contractual terms of the financial instrument, but not the expected credit loss (ECL). For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated using estimated future cash flows including ECL.
The calculation of the effective interest rate includes any amount directly attributable to the transaction such as origination fees (paid or received), premiums, discounts, and transaction costs.
Amortized cost and gross carrying amount
The ‘amortized cost’ of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured on initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any expected credit loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any expected credit loss allowance.
Methodology for calculation of interest income and expense
The effective interest rate is calculated on initial recognition for financial instruments measured at either amortized cost or fair value through other comprehensive income. In calculating interest income and expense, the effective interest rate is applied to the gross book balance of the financial instrument, when the asset is not credit-impaired, or to the amortized cost of the liability. The effective interest rate is revised as a result of periodic re-estimation of cash flows of floating-rate instruments to reflect movements in market interest rates.
For financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, the interest income calculation returns to the gross basis.
For financial assets that were credit-impaired on initial recognition, interest income is calculated by applying the credit-adjusted effective interest rate to the amortized cost of the asset. The calculation of interest income does not return to the gross basis, even when it shows an improvement in the credit risk of the financial asset.
Presentation
Interest income and expense calculated using the effective interest rate presented in the consolidated statement of profit or loss include:
-    Interest on financial assets and financial liabilities measured at amortized cost.
-    Interest on securities measured at FVOCI.
-    Interest expense on lease liabilities.
-    The effective portion of the variability in interest flows from the hedge instruments, in the same period as the cash flows from the hedged item affect interest income or expense.

Fees and commissions
3.3    Fees and commissions
Fees that are integral to the effective interest rate on a financial asset or financial liability are described in Note 3.2.
Fees and commissions are determined based on considerations specified in a contract with the client. The Bank recognizes such income when control over the service is transferred to a customer.
3.3    Fees and commissions (continued)
The following table describes the services, other than financial intermediation, from which the Bank generates its income:

Type of services	Nature of performance obligations
Letters of credit
Issuance	Guarantee to honor the stipulated amount agreed to in the terms and conditions entered with the customer, upon presentation of required documentation.

Negotiation	Review of the shipping documents, by the beneficiary, upon presentation and acceptance of payment on demand or on the day the reimbursement is made by the designated bank.

Acceptance	Commitment issued to the beneficiary to pay to a supplier in a future date, once all the shipping documents have been reviewed as to compliance with the terms and conditions of the letter of credit.

Confirmation	Commitment issued to the issuer bank and the beneficiary to honor or negotiate shipping documents.

Amendment	A request to amend the original letter of credit on behalf of the beneficiary modifying the original terms and conditions.

Syndications
Structuring	Advise to the borrower by structuring the terms and conditions of a credit facility and coordinating among the lenders’ and the borrowers’ legal counsel all legal aspects relating to the credit facility, among others.

Other services
Other	Assignment of rights, transferability, reimbursements, payments, discrepancies, courier charges and transfers.
Commitments
Firm commitments to provide future credits operations which may be subject to compliance and acceptance of certain previously agreed terms and conditions and the signing of the contract between the parties.

Financial assets and liabilities
3.4    Financial assets and liabilities
A.    Date of recognition and initial measurement
The Bank initially recognizes loans, deposits, securities and financial liabilities on settlement date. Other financial instruments are recognized on trade date, date on which the Bank becomes a party to the contractual provisions of the instrument.
Recognized financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and liabilities, not measured at fair value through profit or loss (FVTPL), are added to or deducted from the fair value of the financial assets or liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.
Financial assets and liabilities designated as hedged items in qualifying fair value hedging relationships are measured at amortized cost adjusted for the hedge risk components associated to the hedging relationship.
3.4    Financial assets and liabilities (continued)
B.    Classification of financial assets
The Bank classifies its financial assets as subsequently measured at amortized cost, fair value through other comprehensive income or fair value through profit or loss based on the Bank’s business model for managing the financial assets and the contractual cash flow characteristics of these financial assets.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:
-    The asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and
-    The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payment of principal and interest (SPPI).
A financial asset is measured at fair value through other comprehensive income (FVOCI) only if it meets both of the following conditions and is not designated as at FVTPL:
-    The asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
-    The contractual terms of the financial asset give rise on specified dates to cash flows that are SPPI.
Unrealized gains or losses for financial assets at FVOCI are reported as net increases or decreases in other comprehensive income until realized. Gains or losses realized on sale of financial asset are included in the line item gain (loss) on financial instruments, net.
A financial instrument will be classified at FVTPL as long as, the characteristics of its contractual cash flows or according to its business model, will result on classification it at amortized cost or at FVOCI.
The rest of financial assets are classified at FVTPL, when the assessment of the financial instrument’s contractual terms and the cash flows derived from it determine that the SPPI criteria is not met for its classification at amortized cost or at FVOCI.
At initial recognition, the following irrevocable election / designation for measurement of a financial asset on an asset-by-asset basis may be made:
-    It may irrevocably elect to present subsequent changes in fair value of an equity instrument that is neither held for trading nor contingent consideration recognized by an acquirer in a business combination, and
-    It may irrevocably designate a debt instrument that meets the amortized cost or at FVOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.
For an equity instrument designated as measured at FVOCI, the cumulative gain or loss previously recognized in other comprehensive income is not subsequently reclassified to profit or loss, but is transferred within equity to retained earnings.
C.    Classification of financial liabilities
The Bank classifies all financial liabilities as subsequently measured at amortized cost, except for those liabilities designated as hedged items in qualifying fair value hedging relationships, which are measured at amortized cost adjusted for the hedge risk components associated to the hedging relationship.
3.4    Financial assets and liabilities (continued)
D.    Business model assessment
The Bank assesses the objective of the business model at a level that reflects how the financial asset groups are managed to obtain a particular business objective and how information on those assets is provided to Management. The assessment considers the following:
-    The Bank’s policies and objectives for the portfolio and the operation of those policies in practice. In particular, if management’s strategy focuses on earning contractual interest revenue, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of the liabilities that are funding those assets or realizing cash flows through the sale of the assets;
-    How the performance of the portfolio is evaluated and reported to Bank’s management;
-    The risks that affect the performance of the business model and how those risks are managed;
-    The frequency, volume and timing of sales in prior periods, the reason for such sales and its expectations about future sales activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how the Bank’s stated objective for managing the financial assets is achieved and how cash flows are realized.
An assessment of the business model for managing financial assets is fundamental to the classification of a financial asset. The business model does not depend on management’s intentions for an individual instrument; therefore, assessment of the business model is done at a higher level of aggregation rather than instrument by instrument.
At the initial recognition of a financial asset, it is determined whether the newly recognized financial asset is part of an existing business model or whether it reflects the start of a new business model.
As of December 31, 2023, the Bank has adopted two new business models for the loan classification, which consist on the origination and acquisition of loans for trading and loans at fair value with changes in other comprehensive income.
-    Loans for trading: Loans that are originated or purchased with the objective of generating cash flows through their sale in the short term.
-    Loans at fair value through other comprehensive income: Loans whose objective is to generate cash flows through the collection of principal and interest and the sale of such assets, with fair value being a key element in the management of these assets. Additionally, the characteristics of its contractual flows substantially represent a 'basic financing agreement'.
E.    Assessment whether contractual cash flows are solely payments of principal and interest (SPPI)
For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding at a point in time and for other basic lending risks and costs as well as profit margin.
Contractual cash flows that are SPPI are consistent with a basic credit agreement. Contractual terms that originate risk exposure or volatility in the contractual cash flows that are not related to a basic credit agreement, such as exposure to changes in equity prices or commodity prices, do not give rise to contractual cash flows that are SPPI. An originated or an acquired financial asset can be a basic credit arrangement irrespective of whether it is a credit in its legal form.
In assessing whether the contractual cash flows are SPPI, the Bank considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows, so that it would not meet this condition. In making the assessment, the Bank considers the following:
3.4    Financial assets and liabilities (continued)
-    Contingent events that would change the amount and timing of cash flows;
-    Leverage features;
-    Prepayment and extension terms;
-    Terms that limit the Bank´s claim to cash flows from specified assets (e.g. non-recourse asset arrangements); and features that modify consideration of the time value of money (e.g. periodical reset of interest rates).
The Bank measures its financial assets and liabilities at FVTPL, when the assessment of the financial instrument’s contractual terms and the cash flows derived from it determines that the SPPI criteria is not met for its classification at amortized cost or at FVOCI.
F.    Reclassification
If the business model under which the Bank holds financial assets changes, the financial assets affected are reclassified. The classification and measurement requirements related to the new category apply prospectively from the first day of the first reporting period following the change in business model that results in reclassifying the Bank’s financial assets.
During 2023 the Bank adopted two new business models for the loan portfolio, which did not lead to reclassifications. For 2022, no new business models were identified. Changes in contractual cash flows are considered under the accounting policies on derecognition and modification of financial assets and liabilities.
G.    Derecognition of financial assets and liabilities
Financial assets
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:
-    The rights to receive cash flows from the asset have expired.
-    The Bank has transferred its rights to receive cash flows from the asset and either has transferred substantially all risks and rewards of the asset or has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.
-    The Bank retains the right to receive cash flows from the asset but has assumed an obligation to pay the received cash flows in full without significant delay to a third party under a ‘pass–through’ arrangement.
-    When the Bank has transferred its rights to receive cash flows from an asset or has entered into a pass–through arrangement and has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Bank’s continuing involvement in the asset. In that case, the Bank also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Bank has retained.
The Bank assesses the transfer of risks and benefits by comparing the entity’s exposure, before and after the transfer, with the variation in the amounts and timing of the net cash flows of the transferred asset; additionally, the continued participation in a transferred financial asset is measured by the lowest value between the original carrying amount of the asset and the maximum amount of the consideration that the Bank could be required to pay.

In derecognizing the financial asset, the allowance for losses is deducted from the gross carrying amount of the financial asset; any accumulated gain or loss that has been recognized in other comprehensive income is recognized in profit or loss.
3.4    Financial assets and liabilities (continued)

Any accumulated gain or loss recognized in other comprehensive income regarding equity instruments designated at fair value through other comprehensive income is not recognized in the consolidated statement of profit or loss. Any interest in the transfer of a financial assets that qualifies for derecognition, booked or held by the Bank is recognized as a separate asset or liability.
The Bank enters into transactions whereby it transfers assets recognized on its consolidated statement of financial position but retains either all or substantially all the risks and rewards of the transferred assets or a portion of them. In such cases, the transferred assets are not derecognized. Examples of such transactions are securities and transactions under repurchase agreements.
Financial liabilities
A financial liability is derecognized when the obligation under the liability is extinguished, when the obligation specified in the contract is discharged or cancelled or expires.
Where an existing financial liability is replaced by another from the same counterparty on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as an extinguishment of the original liability and the recognition of a new liability.
The difference between the carrying value of the original financial liability and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.
H.    Modified financial asset or liability
Financial assets
A modified financial asset is an instrument whose borrower is experiencing financial difficulties and the renegotiation constitutes a concession to the borrower. A concession may include modification of terms such as an extension of maturity date, reduction in the stated interest rate, rescheduling of future cash flows, and reduction in the face amount of the financial asset or accrued interest, among others.
When a financial asset is modified, the Bank assesses whether this modification results in derecognition. In accordance with the Bank’s policies a modification results in derecognition when it gives rise to substantially different terms. To determine if the modified terms are substantially different from the original contractual terms the Bank considers the following:
-    Qualitative factors, such as contractual cash flows after modification that are no longer SPPI, change in currency or change of counterparty, the extent of change in interest rates, maturity or covenants. If these do not clearly indicate a substantial modification, then;
-    A quantitative assessment is performed to compare the present value of the remaining contractual cash flows according to the original terms with the contractual cash flows of the revised terms; both amounts discounted at the original effective interest rate.
When the contractual terms of a financial asset are modified, and the modification does not result in derecognition, the Bank determines if the financial asset’s credit risk has increased significantly since initial recognition by comparing:
-    The remaining lifetime probability of default estimated based on data at initial recognition and the original contractual terms; with
-    The remaining lifetime probability of default at the reporting date based on the modified terms.
3.4    Financial assets and liabilities (continued)
In the renegotiation or modification of the contractual cash flows of the financial asset, the Bank shall:
-    Continue with its current accounting treatment for the existing financial asset that has been modified.
-    Record a modification gain or loss by recalculating the gross carrying amount of the financial asset as the present value of the renegotiated or modified contractual cash flows, discounted at the financial asset’s original effective interest rate.
-    Assess whether there has been a significant increase in the credit risk of the financial instrument, by comparing the risk of a default occurring at the reporting date (based on the modified contractual terms) and the risk of a default occurring at initial recognition (based on the original, unmodified contractual terms). The financial asset that is modified is not automatically considered to have a lower credit risk. The assessment should consider credit risk over the expected life of the asset based on historical and forward-looking information, including information about the circumstances that led to the modification. Evidence that the criteria for the recognition of lifetime expected credit losses are subsequently no longer met may include a history of up-to-date and timely payment in subsequent periods. If the credit quality of the financial asset no longer exhibits a credit impairment, it will return to a 12-month expected credit loss measurement.
-    Make the appropriate quantitative and qualitative disclosures required for renegotiated or modified assets to reflect the nature and the effect of such modifications (including the effect on the measurement of expected credit losses) and how the Bank monitors these financial assets that have been modified.
When the modification of a financial asset results in the derecognition of an existing financial asset and the subsequent recognition of a modified financial asset, the modified asset is considered a new financial asset, at the time of derecognition, the reserve for expected credit losses (ECL) is recalculated to determine the net carrying value of the asset at that date. The new financial asset will have an allowance for losses measured based on 12-month for expected credit losses except for rare cases where the new financial asset is considered to be impaired, because a high risk of default remains, which has not been reduced in the modification. The Bank monitors the credit risk of the modified or renegotiated financial assets by assessing qualitative and quantitative information, considering them in the same way as customers with expired status under new terms.
Financial Liabilities
The Bank derecognizes a financial liability when its terms are modified, and the cash flows of the modified liability are substantially different. The Bank considers that the terms of a modified financial liability are substantially different if the present value of the cash flows under the new terms, including any fees paid net of any fees received, discounted at the original effective interest rate presents a difference greater than 10% of the discounted present value of the cash flows still remaining from the original financial liability.
In this case, a new financial liability based on the modified terms is recognized at fair value. The difference between the carrying amount of the financial liability derecognized, and the consideration paid, is recognized in profit or loss. Consideration paid includes non-financial assets transferred, if any, and the assumption of liabilities, including the new modified financial liability.

If the modification of a financial liability is not accounted for as derecognition, then the amortized cost of the liability is recalculated by discounting the modified cash flows at the original effective interest rate and the resulting gain or loss is recognized in profit or loss. For floating-rate financial liabilities, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs and fees incurred are recognized as an adjustment to the carrying amount of the liability and amortized over the remaining term of the modified financial liability by re-computing the effective interest rate on the instrument.
3.4    Financial assets and liabilities (continued)
I.    Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Bank currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously. Generally, this is not the case with a contractual compensation agreement; therefore, related assets and liabilities are presented with their gross amounts in the consolidated statement of financial position.

Income and expenses are presented on a net basis only when permitted under IFRS Standards, or for gains and losses arising from a group of similar transactions.
J.    Fair value measurement
Fair value of an instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction, between market participants at the measurement date or, in its absence, the most advantageous market to which the Bank has access at that date. The fair value of a liability reflects its non-performance risk.
When one is available, the Bank measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as “active” if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
If there is no quoted price in an active market, then the Bank uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.
The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price – i.e. the fair value of the consideration given or received.

The Bank recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.
K.    Allowances for losses on financial instruments
The allowances for losses on financial instruments are provided for losses derived from the expected credit losses (“ECL”), inherent in the loan portfolio, investment securities and loan commitments and financial guarantee contracts, using the reserve methodology to determine expected credit losses. Additions to the allowance for expected credit losses for financial instruments are recognized in profit or loss or in other comprehensive income (loss) depending on classification of the instrument. Incurred credit losses are deducted from the allowance, and subsequent recoveries are added. The allowance is also decreased by reversals of the allowance back to profit or loss. The allowance for expected credit losses for financial instruments at amortized cost is reported as a deduction of financial assets and, the allowance for expected credit losses on loan commitments and financial guarantee contracts, such as letters of credit and guarantees, is presented as a liability.
The Bank assigns to each exposure a risk rating which is defined using quantitative and qualitative factors that are indicative of the risk of loss. This rating is considered for purposes of identifying significant increases in credit risk. These factors may vary depending on the nature of the exposure and the type of borrower.
Each exposure will be assigned to a risk rating at the time of initial recognition based on the information available about the customer and the country. Exposures will be subject to continuous monitoring, which may result in the change of an exposure to a different risk rating.
The analysis of customer risk considers financial and operational factors, sector / industry, market and managerial, as well as the ratings of international rating agencies, quality of information and other elements of an objective nature, including projections on indicators.
3.4    Financial assets and liabilities (continued)
For the assignment of customer credit ratings, quantitative and qualitative criteria are applied, depending on whether the counterpart corresponds to a financial entity or a corporation, and broken down into several factors, which receive a weighting within the customer's rating.
In the analysis of the country risk, for the establishment of the rating, the assessment of quantitative and qualitative factors specific to the country under analysis is considered, as well as the regional and global macroeconomic environment, considering projections about the future performance of the country´s environment.
In general, there are three groups of quantitative factors that determine the analysis and that give rise to a quantitative rating of the country (changes in main economic indicators; external payment capacity and access to capital; performance of domestic credit and the financial system), which is later analyzed within the social-political framework of the country (qualitative factors) and may consider added deterioration for the determination of the final country rating.
i)    Measurement of expected credit losses

Calculation of the allowance for expected credit losses for financial instruments is made based on the risk rating resulting from the Bank's internal model and considers, generally (certain exceptions apply), the worst among the country risk rating of the transaction and the customer risk rating.
The table below provides a mapping of the Bank’s internal credit risk grades to external ratings.

Internal rating	12 - month average PD (1) %	External rating (2)	Description
1 - 4	0.09	Aaa – Ba1	Exposure in customers or countries with payment ability to satisfy their financial commitments.
5 - 6	2.28	Ba2 – B3	Exposure in customers or countries with payment ability to satisfy their financial commitments, but with more frequent reviews.
7	7.81	Caa1 - Caa3	Exposure in customers whose primary source of payment (operating cash flows) is inadequate, and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, or in countries where the operation carries certain risks.
8 - 9	34.52	Ca	Exposure in customers whose operating cash flows continuously show insufficiency to service the debt on the originally agreed terms, or in countries where the operation is limited or restricted to certain terms, structure and types of credits.
10	100	C	Exposure to customers with operating cash flows that do not cover their costs, are in suspension of payments, presumably will also have difficulties fulfilling possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.
(1)Probability of default
(2)Credit rating by Moody’s Investors Service.

In order to maintain periodical monitoring of the quality of the portfolio, customers and countries are reviewed within a time frequency ranging from 3 to 12 months, depending on the risk rating.

The Bank measures expected credit losses in a way that reflects: a) an unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes; b) time value of money; and c) reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecast of future economic conditions.
3.4    Financial assets and liabilities (continued)

The expected credit loss model reflects the general pattern of deterioration or improvement in the credit quality of the financial instrument. The amount of ECL recognized as a loss allowance or provision depends on the extent of credit deterioration since initial recognition. There are two measurement bases:
-    Stage 1: 12-month ECL, which applies to all financial instruments (from initial recognition) as long as there is no significant increase in credit risk, and
-    Stage 2 and 3: Lifetime ECL, which applies when a significant increase in credit risk has occurred on an individual or collective basis. In Stages 2 and 3 interest income is recognized. Under Stage 2 (as under Stage 1), there is a full decoupling between interest recognition and impairment and interest income is calculated on the gross carrying amount. Under Stage 3, when a financial asset subsequently becomes credit impaired (when a credit event has occurred) interest income is calculated by applying the effective interest rate adjusted to the amortized cost of the impaired asset. In subsequent reporting years, if the credit quality of the financial asset improves so that the financial asset is no longer credit-impaired, and the improvement can be related objectively to the occurrence of an event (such as an improvement in the borrower’s credit rating), then the Bank will once again calculate interest income on a gross basis.
The allowance for expected credit losses includes an asset-specific component and a formula-based component. The asset-specific component, or specific allowance, relates to the provision for losses on credits considered impaired and measured individually case-by-case. A specific allowance is established when the value of the discounted cash flows (or observable fair value of collateral) of the credit is lower than the carrying value of that credit. The formula-based component (collective assessment basis), covers the Bank’s performing credit portfolio and it is established based on a process that estimates the probable loss inherent in the portfolio, based on statistical analysis and management’s qualitative judgment. This assessment considers comprehensive information that incorporates not only past-due data, but other relevant credit information, such as forward looking macro-economic information.
ECL are a probability-weighted estimate of the present value of credit losses. These are measured as the difference in the present value of the cash flows due to the Bank under the contract and the cash flows that the Bank expects to receive arising from weighing of multiple future economic scenarios, discounted at the asset’s effective interest rate (EIR). For undrawn loan commitments, the ECL is the difference between the present value of the contractual cash flows that are due to the Bank if the holder of the commitment draws down the loan and the cash flows that the Bank expects to receive if the loan is drawn down; and for financial guarantee contracts, the ECL is the difference between the expected payments to reimburse the holder of the guaranteed debt instrument less any amounts that the Bank expects to receive from the holder, the debtor or any other party.
The Bank determines ECL using two methodologies to determine if there is objective evidence of impairment for financial instruments:
-    Individually assessed
The expected credit losses on individually assessed financial instruments are determined by an evaluation of the exposures on a case-by-case basis. This procedure is applied to all credit transactions that are individually significant or not. If it is determined that there is no objective evidence of impairment for an individual credit transaction, it is included in a group of credit transactions with similar credit risk characteristics and is collectively assessed to determine whether there is impairment.
The impairment loss is calculated by comparing the present value of the future expected cash flows, discounted at the original effective rate of the credit transaction, with its current carrying amount and the amount of any loss is recognized as a provision for losses in the consolidated statement of profit or loss for those measured at amortized cost, and in equity for those operations measured at FVOCI.
3.4    Financial assets and liabilities (continued)
-    Collectively assessed

For a collective assessment of impairment, financial instruments are grouped according to similar credit risk characteristics. These characteristics are relevant to estimate cash flows for the groups of such assets, being indicative of the debtors' ability to pay the amounts owed according to the contractual terms of the assets being assessed.
Future cash flows in a group of credit transactions that are collectively assessed to determine whether there is impairment are estimated according to the contractual cash flows of the assets in the group, the historical loss experience for assets with similar credit risk characteristics, within each group, and the experienced management views on whether the current economy and credit conditions can change the real level of historical inherent losses suggested.
ii)    Definition of default
The Bank considers a financial asset to be in default when it presents any of the following characteristics:
–The borrower is past due for more than 90 days in any of its financial obligations, either in the principal payment or interest;
–Impairment in the financial condition of the customer, or the existence of other factors allowing to estimate the possibility that the balance of principal and interest on customers’ loans will not be fully recovered.
The above presumptions regarding past due loans may be rebuttable if the Bank has reasonable and supportable information that is available without undue cost or effort, that demonstrate that the credit risk has not increased significantly since initial recognition even though the contractual payments are more than 30 or 90 days past due.

In assessing whether a borrower is in default, the Bank considers qualitative and quantitative indicators based on data internally developed and obtained from external sources. Inputs into the assessment of whether a financial instrument is in default and their significance may vary over time to reflect changes in circumstances.
iii)    Significant increase in credit risk

When assessing whether the credit risk on a financial instrument has increased significantly, the Bank considers the change in the risk of default occurring since initial recognition. For a financial instrument to be considered in default, management considers criteria used in the internal credit risk model and qualitative factors, such as financial covenants, where appropriate.

The Bank continuously assesses significant increases in credit risk based on the change in the risk of a default occurring over the expected life of the credit instrument. In order to make the assessment of whether there has been significant credit deterioration, the Bank considers reasonable and supportable information that is available without undue cost or effort by comparing:
-    The risk of a default occurring on the financial instrument at the assessment date, and
-    The risk of a default occurring on the financial instrument at initial recognition.
For loan commitments, the Bank considers changes in the risk of a default occurring on the ‘potential’ financial instrument to which a loan commitment relates, and for financial guarantee contracts, changes in the risk that the specified debtor will default are taken into consideration.
3.4    Financial assets and liabilities (continued)
For financial instruments measured at FVOCI, the expected credit losses do not reduce the carrying amount in the consolidated statement of financial position, which remains at fair value. Instead, an amount equal to the allowance that would arise if the asset was measured at amortized cost would be recognized in profit or loss as the impairment amount. Impairment losses or recoveries are accounted for as an adjustment to the reserve in accumulated other comprehensive income in the consolidated statement of financial position, against profit or loss for the year.
Additionally, to determine if there has been a significant increase in risk, the Bank applies an alert model considering the international economic environment, the specific financial situation by country and the economic analysis of the industry where the customer generates its income. The model defines a consolidated calculation of risk severity depending on the weighing of the risk severity for each scenario under analysis. Also, this model depends on the context of the variables or the ratings constructed for each one (by market, country and economic sector).
Impairment on a financial asset is assessed based on numerous factors and its relative importance varies on a case-by-case basis. Factors considered in determining whether there has been a negative impact on the estimated future cash flows of a financial asset include: significant financial difficulties of the issuer/debtor; high probability of default; granting a concession to the issuer/debtor; disappearance of an active market due to financial difficulties; breach of contract, such as defaults or delays in principal or interest; and observable data indicating that there is a measurable decrease in expected cash flows since initial recognition.
If a security is no longer publicly traded or the entity´s credit rating is downgraded, this is not, by itself, evidence of impairment, but should be considered for impairment together with other information. A decline in the fair value of an investment security below its amortized cost is not necessarily evidence of impairment, as it may be due to an increase in market interest rates. Whether a decline in fair value below cost is considered significant or prolonged, must be assessed on an instrument-by-instrument basis and should be based on both qualitative and quantitative factors. However, the assessment of prolonged decline should not be compared to the entire period that the investment has been or is expected to be held.
In order to determine whether there has been a significant increase in the credit risk of a financial instrument, the assessment is based on quantitative and qualitative information.
The Bank considers the following factors, among others, when measuring significant increase in credit risk:
-    Significant changes in internal indicators of credit risk as a result of a change in credit risk since inception;
-    Significant changes in market indicators of credit risk for a particular financial instrument or similar financial instruments with the same expected life;
-    An actual or expected significant change in the financial instrument’s external credit rating;
-    Existing or forecast adverse changes in business, financial or economic conditions;
-    An actual or expected significant change in the operating results of the borrower;
-    An actual or expected significant adverse change in the regulatory, economic, or technological environment of the borrower;
-    Significant changes in the value of the collateral supporting the obligation;
-    Significant changes, such as reductions in financial support from a parent entity or other affiliate or an actual or expected significant change in the quality of credit enhancements, among other factors incorporated into the Bank’s ECL model.
Additionally, management also applies complementary judgment to capture elements of prospective nature or loss expectations based on risks identified in the environment that are not necessarily reflected in the historical data.
3.4    Financial assets and liabilities (continued)
The reserve balances for expected credit losses for credit exposures, are calculated applying the following formula:
Reserves = ∑(E x PD x LGD); where:
-    Exposure (E) = the total outstanding balance at the end of the period under review.
-    Probabilities of Default (PD) = one-year probability of default applied to the portfolio to account for 12-month ECL and lifetime probability of default to account for more than 12-month ECL. Default rates are based on Bladex’s historical portfolio performance per rating category, in addition to international rating agency’s probabilities of default for categories 6, 7 and 8, in view of the greater robustness of data for such cases.
-    Loss Given Default (LGD) = a factor is applied, based on historical information, as well as best practices in the banking industry, volatility and simulated scenarios based on forward-looking information. Management applies judgment and historical loss experience.
L.    Write-offs
When the Bank has no reasonable expectation of recovering a financial asset, the carrying amount is written off either partially or in full. This is generally the case when the Bank determines that the borrower does not have assets or sources of income that could generate enough cash flows to repay the amounts subject to the write-off. Nevertheless, the financial assets that are written off could still be subject to enforcement activities in order to comply with the Bank’s procedures for recovery of amounts due.
Recoveries of amounts previously written off are recognized when cash is received in the allowance for losses as mentioned in Note 3.4 (K).

Derivative financial instruments for risk management purposes and hedge accounting
3.5    Derivative financial instruments for risk management purposes and hedge accounting

Derivatives held for risk management purposes include all derivative assets and liabilities that are not classified as trading assets or liabilities. Derivatives held for risk management purposes are measured at fair value in the consolidated statement of financial position. Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain/loss is immediately recognized in the consolidated statements of profit or loss unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedging relationship.
Applicable standards for all hedging relationships

On initial designation of the hedge, the Bank formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objective and strategy in undertaking the hedge, together with the method that will be used to assess the effectiveness of the hedging relationship. The Bank makes an assessment, both at inception of the hedging relationship and on an ongoing basis, of whether the hedging instrument(s) is(are) expected to be highly effective in offsetting the changes in the fair value or cash flows of the respective hedged item(s) during the period for which the hedge is designated.
The Bank uses derivative financial instruments for its management of interest rate and foreign currency risks. Interest rate swap contracts, cross-currency swap contracts and foreign exchange forward contracts have been used to manage interest rate and foreign exchange risks.
These derivatives contracts can be classified as fair value or cash flow hedges. In addition, foreign exchange forward contracts are used to hedge exposures to changes in foreign currency in subsidiary companies with functional currencies other than the US dollar. These derivatives contracts are classified as net investment hedges.
3.5    Derivative financial instruments for risk management purposes and hedge accounting (continued)
The accounting for changes in value of a derivative depends on whether the contract is for trading purposes or has been designated and qualifies for hedge accounting.
Derivatives held for trading purposes include interest rate swaps, cross-currency swaps and foreign exchange forward contracts used for risk management purposes that do not qualify for hedge accounting. These derivatives are reported as asset or liabilities, as applicable in the consolidated statement of financial position. Changes in realized and unrealized gains and losses from these financial instruments are recognized as gain (loss) on financial instruments, net in the consolidated statements of profit or loss.
Derivatives for hedging purposes primarily include US dollar interest rate swaps, cross currency swaps and foreign exchange forward contracts. Derivative contracts designated and qualifying for hedge accounting are reported in the consolidated statement of financial position as derivative financial instruments used for hedging - assets and liabilities, as applicable; and hedge accounting is applied. In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, as well as how effectiveness will be assessed prospectively. Hedging instruments should be assessed qualitatively and quantitatively, assessed on a quarterly basis in order to determine their effectiveness at achieving offsetting changes in fair value or cash flows. Any ineffectiveness must be reported in current-year profit or loss.
i)    Hedge accounting relationship
As the Bank enters into a hedge accounting relationship, the first requirement is that the hedging instrument and the hedged item must be expected to move in the opposite direction as a result of the change in the hedged risk. This should be based on an economic rationale, as could be the case if the relationship is based only on a statistical correlation. This requirement is fulfilled for many of the hedging relationships carried out by the Bank as the underlying of the hedging instrument matches or is closely aligned with the hedged risk. Even when there are differences between the hedged item and the hedging instrument, the economic relationship will often be capable of being demonstrated using a qualitative assessment. The assessment, whether qualitative or quantitative, considers the following: a) maturity; b) notional amount; c) cash flow dates; d) currency; and e) interest rate basis.
ii)    Hedge ratio
The hedge ratio is the ratio between the amount of the hedged item and the amount of the hedging instrument. For most of the hedging relationships, the hedge ratio is 1:1 as the underlying of the hedging instrument perfectly matches the designated hedged risk. For a hedging relationship with a correlation between the hedged item and the hedging instrument that is not a 1:1 relationship, the hedge ratio is generally set so as to adjust for the type of relationship in order to improve effectiveness.
iii)    Discontinuation of hedge accounting
The Bank discontinues hedge accounting prospectively in the following situations:
1.It is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item.
2.The derivative expires or is sold, terminated or exercised.
3.It is determined that designation of the derivative as a hedging instrument is no longer appropriate.
3.5    Derivative financial instruments for risk management purposes and hedge accounting (continued)
Fair value hedges

When a derivative is designated as the hedging instrument in a hedge of the change in fair value of a recognized asset or liability or a firm commitment that could affect profit or loss, changes in the fair value of the derivative are recognized in profit or loss together with changes in the fair value of the hedged item that are attributable to the hedged risk, except when the hedging instrument hedges an equity instrument designated at FVOCI in which case it is recognized in OCI. The carrying amount of a hedged item not already measured at fair value is adjusted in profit or loss for the fair value change attributable to the hedged risk. For financial instruments measured at FVOCI, the carrying amount is not adjusted as it is already at fair value, but the portion of the fair value on the hedged item associated with the hedged risk is recognized in profit or loss instead of OCI. When the hedged item is an equity instrument designated at FVOCI, the hedging gain/loss remains in OCI to match that of the hedging instrument.

If the hedge relationship is terminated or exercised, or the hedge no longer meets the criteria for fair value hedge accounting, or the hedge designation is revoked, then hedge accounting is discontinued prospectively and the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as an adjustment to the yield in profit or loss.
Cash flow hedges
When a derivative is designated as a hedging instrument for variability in cash flows attributable to a particular risk associated with a recognized asset or liability that could affect profit or loss, the effective portion of the change in fair value of the derivative is recognized in OCI and it is recognized in profit or loss when the hedged cash flows affect income. The ineffective portion is recognized in profit or loss in the line item gain (loss) on financial instruments, net.

If the cash flow hedge relationship is terminated or exercised, or the hedge no longer meets the criteria for fair value hedge accounting, or the hedge designation is revoked, then hedge accounting is discontinued prospectively and the related amounts recognized in OCI are reclassified to profit or loss when hedged cash flows occur.

The Bank recognizes the costs associated with foreign exchange forward contracts when the hedged item is an asset or liability, as interest income or expense, adjusting the yield of the underlying transaction in profit or loss, and accumulates a reserve in OCI in the consolidated statement of financial position, which is reclassified to profit or loss upon maturity.
Net investment hedges

When a derivative instrument or a non-derivative financial item is designated as the hedging instrument in a hedge of a net investment in a foreign operation, the effective portion of changes in the fair value of the hedging instrument is recognized in OCI and presented in the foreign currency translation reserve within equity. Any ineffective portion of the changes in the fair value of the derivative is recognized in profit or loss. The amount recognized in OCI is reclassified to profit or loss as a reclassification adjustment when disposal of the investment in the foreign operation occurs.

Cash and due from banks	3.6 Cash and due from banks Cash equivalents include demand deposits in banks and interest-bearing deposits in banks with original maturities of three months or less, excluding restricted deposits.
Loans
3.7    Loans
Loans reported in the consolidated statement of financial position include loans at amortized cost.
3.7    Loans (continued)
Loans at amortized cost consider the principal outstanding amounts and interest receivable net of unearned interest, deferred fees and allowance for expected credit losses. Loans recognized and designated as hedged items in qualifying fair value hedging relationships, are measured at amortized cost adjusted for the hedge risk components associated to the hedging relationship. Purchased loans are recognized at the acquisition cost. The difference between the outstanding amount and the acquisition cost of loans, premiums and discounts, is amortized over the life of the loan as an adjustment to the yield. All other costs related to acquisition of loans are also reflected as an adjustment to the yield.

Securities
3.8    Securities
Securities presented in the consolidated statement of financial position include:
-    Debt investment securities measured at amortized cost; these are initially measured at fair value plus incremental direct transaction costs, and subsequently at their amortized cost using the effective interest method, except for those designated as hedged items in qualifying fair value hedging relationships which are measured at amortized cost adjusted for the hedged risk component associated with the hedging relationship.
-    Debt instruments measured at FVOCI; these are initially measured at fair value plus incremental transaction costs, and subsequently their fair value is remeasured on a recurring basis, with such adjustment recognized in other comprehensive income, except for those designated as hedged items in relationships that qualify as fair value hedges where the portion attributable to the hedged risk is recognized in profit or loss.

Deposits, borrowings and repurchase agreements
3.9    Deposits, borrowings and repurchase agreements

Liability deposits, borrowings and debt are accounted for at amortized cost, except for those designated as hedged items in qualifying fair value hedging relationships, which are measured at amortized cost adjusted for the hedge risk components associated to the hedging relationship.
Repurchase agreements are transactions in which the Bank sells a security and simultaneously agrees to repurchase that security (or an asset that is substantially identical) at a fixed price on a future date. The Bank continues to recognize the securities in their entirety in the consolidated statement of financial position because it retains substantially all the risks and rewards of ownership. The cash consideration received is recognized as a financial asset and a financial liability is recognized for the obligation to pay the repurchase price.

Loan commitments and financial guarantee contracts
3.10    Loan commitments and financial guarantee contracts
Letters of credit, stand-by letters of credit and guarantees

The Bank, on behalf of its client’s base, issues, confirms and advises letters of credit to facilitate foreign trade transactions. When issuing, confirming and advising letters of credit, the Bank adds its own unqualified assurance that the Bank will pay upon presentation of complying documents as per the terms and conditions established in the letter of credit. The Bank also issues, confirms and advises stand-by letters of credit and guarantees, which are issued on behalf of institutional clients in connection with financing between its customers and third parties. The Bank applies the same credit policies used in its lending process, and once the commitment is issued, it becomes irrevocable and remains valid until its expiration upon the presentation of complying documents on or before the expiry date.
Credit commitments
Commitments to extend credit are binding legal agreements to lend to customers as long as the preceding conditions stipulated by the Bank are fulfilled. Commitments generally have fixed expiration dates or other termination clauses and require payment of a fee to the Bank. As some commitments expire without being drawn down, the total commitment amounts do not necessarily represent future cash requirements.

Leases
3.11    Leases
At inception of a contract, the Bank assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Bank assesses whether:
-    The contract involves the use of an identified asset –this may be specified explicitly or implicitly; and should be physically distinct or represent substantially all of the capacity of a physically distinct asset.
-    The Bank has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use.
-    The Bank has the right to direct the use of the asset. The Bank has decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Bank has the right to direct the use of the asset if either:
-    The Bank has the right to operate the asset; or
-    The Bank designed the asset in a way that predetermines how and for what purpose it will be used.

At inception or on reassessment of a contract that contains a lease component, the Bank allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. However, for lease agreements of office spaces in buildings in which the Bank is a lessee, it chose not to separate the components of the contract that do not correspond to the lease and to account for all of them under a single lease component.
The details of the lease policy are described as follows:
A.    Definition of a lease
The Bank determines at the beginning of the contract if an agreement is or contains a lease. The Bank assesses if a contract is or contains a lease based on the definition of a lease.
B.    As a lessee
The Bank recognizes right-of-use assets and lease liabilities for most leases. These leases are presented in the consolidated statement of financial position. Lease liabilities are measured at the present value of the lease payments, discounted at the Bank's internal funding cost rate, for the weighted average term of the contract.
The right-of-use asset is recognized at cost from the initial measurement of lease liabilities, adjusted for any prepayment, incremental cost, dismantling cost and accumulated depreciation. Subsequently, it is depreciated using the straight-line method from the inception date until the end of the lease term. In addition, the right-of-use asset is reduced by impairment losses, if applicable, and is adjusted for certain new measurements of the lease liability. The Bank presents its right of use assets in the line item of equipment and leasehold improvements, net and the liability as lease liabilities, both in the consolidated statement of financial position.
C.    As a sublessor

Sub-leases of assets for rights of use are classified as operating leases. The subleased portion is classified as investment property, which is subsequently measured by applying the cost model. Lease income is recognized in profit or loss in the period in which it is earned.
The Bank applies the service fulfillment to revenue from contracts with customers to assign the consideration in the contract to each lease component and that is not a lease.
3.11    Leases (continued)
D.    Investment property - Right of use
Rights-of-use assets that the Bank holds under sublease agreements for the purpose of obtaining lease income are classified as investment property in the consolidated statement of financial position. These assets are measured at initial recognition using the same criteria used to recognize other rights-of-use assets. After initial recognition, the carrying amount of these assets is amortized on a straight-line basis over their life. The estimated useful life of these investment property is closely related to the principal lease agreement.

When the Bank disposes of an investment property – right of use, it writes off its original cost and its accumulated depreciation. Any resulting difference between the net asset and the associated lease liability is recognized in profit or loss.

Equipment and leasehold improvements
3.12    Equipment and leasehold improvements

Equipment and leasehold improvements are stated at cost excluding the costs of day–to–day maintenance, less accumulated depreciation and impairment losses, if applicable. Changes in the expected useful lives are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.
Depreciation is calculated using the straight–line method over their estimated useful life, to write down the cost of assets and equipment to their residual values. The estimated useful lives are as follows:

Useful life in years
Furniture and equipment	3 to 5 years
Hardware	3 years
Other equipment	2 to 4 years
Leasehold improvements	3 to 15 years or up to the lease term
Equipment and leasehold improvements include right of use assets arising from leases. Recognition and subsequent measurement for lease contracts are set out in Note 3.11.
Leasehold improvements are amortized on a straight-line basis calculated without exceeding the length of the respective lease contracts.
Equipment and leasehold improvements are derecognized on disposal or when no future economic benefits are expected from their use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is recognized in other income or other expenses in profit or loss.

Investment property
3.13    Investment property
Property that is held with the intention of generating a return from rental, capital appreciation or both, as well as right-of-use assets that the Bank holds under sublease agreements and that are not occupied by the Bank, are classified as investment property in the consolidated statement of financial position and are initially measured at cost, including all transaction-related costs and, where applicable, costs associated with financing.
After initial recognition, investment property is measured at fair value, except for that recognized investment property – right of use that the Bank holds under sublease agreements which are subsequently measured at cost.
Fair value is based on market prices, adjusted, if necessary, for differences in the nature, location or condition of the specific asset. If this information is not available, the Bank uses alternative valuation methods, such as recent prices on less active markets or discounted cash flow projections. Valuations are performed as of the reporting date by professional appraisers who hold recognized and relevant professional qualifications and have recent experience in the location and category of the investment property being valued. These valuations form the basis for the carrying amounts in the consolidated financial statements.
3.13    Investment property (continued)
The fair value of investment property reflects, among other things, rental income from current leases and other assumptions market participants would make when pricing the property under current market conditions.
Subsequent expenditure is capitalized to the asset’s carrying amount only when it is probable that future economic benefits associated with the expenditure will flow to the Bank and the cost of the item can be measured reliably.
All other repairs and maintenance costs are expensed when incurred. When part of an investment property is replaced, the carrying amount of the replaced part is derecognized.
Changes in fair value are recognized in profit or loss. Investment property is derecognized when disposed of.

When the Bank disposes of an investment property at fair value in an arm’s length transaction, the carrying value immediately prior to the sale is adjusted to the transaction price, and the adjustment is recorded in the consolidated statement of profit or loss as gain (loss) on non-financial assets, net.

Intangible assets
3.14    Intangible assets
An intangible asset is recognized only when its cost can be measured reliably, and it is probable that the expected future economic benefits that are attributable to it will flow to the Bank.
The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite useful lives are amortized using the straight-line method reducing the cost of the intangible asset to their residual value over the estimated useful lives of the assets. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and they are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is presented as a separate line item in profit or loss.
Bank’s intangible assets include the cost of computer software, licenses, model design, among others. Gains or losses arising from the derecognition of an intangible asset are determined by the Bank as the difference between proceeds from the sale or disposal and the net carrying amount of the intangible asset and recognized in profit or loss for the year in which the transaction occurs.

Impairment of non-financial assets
3.15    Impairment of non-financial assets

A non-financial asset is impaired when an entity will not be able to recover that asset’s carrying value, either through its use or sale. If circumstances arise which indicate that a non-financial asset might be impaired, a review should be undertaken of its cash generating abilities through use or sale. This review will produce an amount which should be compared with the asset’s carrying value, and if the carrying value is higher, the difference must be written off as impairment in profit or loss. On the other hand, if there is any indication that previously recognized impairment losses may no longer exist or may have decreased, the Bank makes an estimate of the recoverable amount. In that case, the carrying amount of the asset is increased to its recoverable amount. This increase cannot exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss.

Provisions
3.16    Provisions

Provisions are recognized when the Bank has a present obligation (legal or constructive) as a result of a past event, and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is presented in profit or loss, net of any reimbursement.

Share-based payments
3.17    Share-based payments
Compensation cost is based on the grant date fair value of both stock and options and is recognized over the requisite service period of the employee. The fair value of each option is estimated at the grant date using a binomial option-pricing model. When stock options and restricted stock units vested are exercised, the Bank’s policy is to sell treasury stock, if available.

Equity
3.18    Equity
Reserves
Regulatory and capital reserves are established as appropriations from retained earnings and, as such, form part of retained earnings. Additions and reductions of regulatory and capital reserves require the approval of the Bank’s Board of Directors and the SBP, as applicable.
Other capital reserves, presented as other comprehensive income include:
-    Translation reserve: The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations when the functional currency of the foreign operation is other than the US dollar, as well as the effective portion of any foreign currency differences arising from hedges of a net investment in a foreign operation.
-    Hedging reserve: The hedging reserve comprises the effective part of the cumulative net change in the fair value of the hedging instruments designated in a cash flow hedging relationship, as well as the offsetting effect of currency translation of the hedging items.
-    Fair value reserve: The fair value reserve comprises the cumulative net change in the fair value of investment securities measured at FVOCI, less the ECL allowance recognized in profit or loss less the risk hedged when an underlying was designated in a fair value hedging relationship.
Treasury stock
The own equity instruments of the Bank which are acquired by it or by any of its subsidiaries (treasury stock) are deducted from equity and accounted for at weighted average cost. Consideration paid or received on the purchase, sale, issue or cancellation of the Bank’s own equity instruments is recognized directly in equity.
No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of own equity instruments, but is recognized directly in equity.

Earnings per share
3.19    Earnings per share
Basic earnings per share is computed by dividing the profit for the year (the numerator) by the weighted average number of common shares outstanding (the denominator) during the year. Diluted earnings per share measure performance incorporating the effect that potential common shares, such as stock options and restricted stock units outstanding during the same period, would have on earnings per share. The computation of diluted earnings per share is similar to the computation of basic earnings per share, except for the denominator, which is increased to include the number of additional common shares that would have been issued if the beneficiaries of stock purchase options and restricted stock units plans could exercise their options.

Taxes
3.20    Taxes
Income taxes

Current tax assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid to tax authorities. Tax laws and regulations used to compute those amounts are those enacted or substantively enacted by the reporting date:
3.20    Taxes (continued)
-    Bladex Head Office is exempted from payment of income taxes in Panama in accordance with the contract law signed between the Republic of Panama and Bladex.
-    Bladex Representacao Ltda. is subject to income taxes in Brazil.
-    Bladex Development Corp. is subject to income taxes in Panama.
-    BLX Soluciones, S.A. de C.V., SOFOM, is subject to income taxes in Mexico.
-    The New York Agency and Bladex Holdings, Inc., incorporated in USA are subject to federal and local taxation in USA based on the portion of income that is effectively connected with its operations in that country.
Current and deferred tax

The current tax at the reporting date as well as for the deferred tax, result in a minimal amount, whereby the changes are presented in the consolidated statement of profit or loss as other expenses.
The Bank performs an annual assessment of laws and regulations in its different jurisdictions together with its tax experts to determine uncertainty regarding income tax treatments, concluding that there is no uncertainty about tax treatments applied in each tax legislation.

Segment reporting
3.21    Segment reporting
The Bank’s activities are managed and executed in two business segments: Commercial and Treasury. Information related to each reportable segment is set out below. Business segment results are based on the Bank’s managerial accounting process, which assigns assets, liabilities, revenue and expense items to each business segment on a systematic basis. The maximum decision-making operating authority of the Bank is represented by the Chief Executive Officer and the Executive Committee, who periodically review the internal management reports for each division. Segment profit, as included in the internal management reports is used to measure performance as management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate within the same industry.
The Bank’s net interest income represents the main driver of profits; therefore, the Bank presents its interest-earning assets by business segment, to give an indication of the size of business generating net interest income. Interest-earning assets also generate gains and losses on sales, mainly from financial instruments at FVOCI and financial instruments at FVTPL, which are included in other income, net. The Bank also discloses its other assets and contingencies by business segment, to give an indication of the size of business that generates net fees and commissions, also included in other income, net.
The Commercial Business Segment encompasses the Bank’s core business of financial intermediation and fee generating activities developed to cater to corporations, financial institutions and investors in Latin America. These activities include the origination of bilateral short-term and medium-term loans, structured and syndicated credits, loan commitments, and financial guarantee contracts such as issued and confirmed letters of credit, stand-by letters of credit, guarantees covering commercial risk, and customers’ liabilities under acceptances.
Profits from the Commercial Business Segment include (i) net interest income from loans; (ii) fees and commissions from the issuance, negotiation, acceptance, confirmation and amendment of letters of credit, guarantees and loan commitments, and through loan structuring and syndication activities; (iii) gain on sale of loans generated through loan intermediation activities, such as infrequent sales in the secondary market; (iv) gain (loss) on sale on financial instruments measured at FVTPL; (v) reversal of (provision) for credit losses, (vi) gain (loss) on other non-financial assets, net; and (vii) direct and allocated operating expenses.
3.21    Segment reporting (continued)
The Treasury Business Segment focuses on managing the Bank’s investment portfolio, and the overall structure of its assets and liabilities to achieve more efficient funding and liquidity positions for the Bank, mitigating the traditional financial risks associated with the consolidated statements of financial position, such as liquidity, interest rate and currency rate. Interest-earning assets managed by the Treasury Business Segment include liquidity positions in cash and cash equivalents, as well as highly liquid corporate debt securities rated above ‘A-’, and financial instruments related to the investment management activities, consisting of securities at FVOCI and securities at amortized cost (the “Credit Investment Portfolio”). The Treasury Business Segment also manages the Bank’s interest-bearing liabilities, which constitute its funding sources, mainly deposits, securities sold under repurchase agreements and borrowings and debt, net.
Profits from the Treasury Business Segment include (i) net interest income derived from the above mentioned treasury assets and liabilities, (ii) gain (loss) on derivative financial instruments and foreign currency exchange, (iii) gain (loss) on financial instruments at FVOCI, (iv) reversal of (provision) for credit losses on such instruments and (v) direct and allocated operating expenses.

Judgments, estimates and significant accounting assumptions
3.22    Judgments, estimates and significant accounting assumptions
The preparation of the consolidated financial statements requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the reporting date and the reported amounts of revenues and expenses during the year.
Significant estimates that are particularly susceptible to significant changes relate to the determination of the allowances for expected credit losses, impairment of securities, and the fair value of financial instruments. Actual results could differ from those estimates. Management believes these estimates are adequate.
A.    Judgments
In the process of applying the Bank’s accounting policies, Management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:
Determining the allowance for expected credit losses
The Bank individually assesses all credit impaired loans at amortized cost at each reporting date to assess whether an impairment loss is required to be recognized. Management’s judgment is required in the estimation of the amount and timing of future cash flows when determining the impairment loss. These estimates are based on assumptions about several factors and actual results that may vary, resulting in future changes to the allowance. Loans at amortized cost that do not give rise to credit impairment individually are assessed in groups of assets with similar credit risk characteristics. This is to determine whether a provision should be made due to expected loss events for which there is objective evidence, but which effects are not yet evident.
The collective assessment takes into account data from the loan portfolio (such as levels of arrears, credit utilization, loan-to-collateral ratios, among others), and judgments on the effect of concentrations of risks and economic data (including levels of unemployment, real estate price indices, country risk and the performance of various individual groups).
When establishing ECL, judgment is applied by Management in order to assess the amount and opportunity of the future cash flows with the purpose of evaluating whether credit risk has significantly increased since initial recognition, taking into account the characteristics of the financial asset and the former patterns pre-established for similar financial assets. The changes in risk of default occurring within the next 12 months can be a reasonable approach of the changes in the risk measure according to the lifetime of the instrument. The Bank uses the changes in risk of default occurring within the next 12 months to determine if the credit risk has significantly increased since initial recognition, unless the circumstances indicate an assessment during the lifetime of the instrument is necessary.
3.22    Judgments, estimates and significant accounting assumptions (continued)
i.    Significant increase in credit risk
For the financial assets in stage 1, ECL are measured as an allowance equal to 12-month ECL and lifetime ECL on stage 2 or stage 3 assets. An asset moves to stage 2 or stage 3 when its credit risk has increased significantly since initial recognition. In assessing whether the credit risk of an asset has significantly increased, the Bank takes into account reasonable and supportable forward-looking qualitative and quantitative information.
ii.    Establishing groups of assets with similar credit risk characteristics
When ECL are measured on a collective basis, the financial instruments are grouped on the basis of shared risk characteristics.
The Bank monitors the appropriateness of the credit risk characteristics on an ongoing basis to assess whether they continue to be similar. This is required in order to ensure that when credit risk characteristics change there is appropriate re-segmentation of the assets. This may result in new portfolios being created or assets moving to an existing portfolio that reflects the similar credit risk characteristics of that group of assets. Re-segmentation of portfolios and movement between portfolios is more common when there is a significant increase in credit risk (or when that significant increase reverses) and so assets move from 12-month ECL to lifetime ECL, or vice versa, but it can also occur within portfolios that continue to be measured on the same basis of 12-month ECL or lifetime ECL but the amount of ECL changes because the credit risk of the portfolios differs.
Determining the fair value on financial instruments
i.    Models and assumptions used
The Bank uses various models and assumptions in measuring fair value of financial assets as well as in estimating ECL. Judgment is applied in identifying the most appropriate model for each type of asset, as well as for determining the assumptions used in these models, including assumptions that relate to key drivers of credit risk.
ii.    Fair value measurement
When the fair values of financial assets and financial liabilities recorded in the consolidated statement of financial position cannot be derived from active markets, they are determined using a variety of valuation techniques that include the use of mathematical models. The inputs to these models are derived from observable market data where possible, but if this is not available, judgment is required to establish fair values. The judgments include considerations of liquidity and model inputs such as volatility for longer–dated derivatives and discount rates, prepayment rates and default rate assumptions for asset-backed securities. The valuation of financial instruments is described in more detail in Note 7.
Business model assessment
Classification and measurement of financial assets depends on the results of the SPPI and the business model test. The Bank determines the business model at a level that reflects how groups of financial assets are managed together to achieve a particular business objective. This assessment includes judgment reflecting all relevant evidence including how the performance of the assets is evaluated and their performance is measured, and the risks that affect the performance of the assets and how they are managed. The Bank monitors financial assets measured at amortized cost or fair value through other comprehensive income that are derecognized prior to their maturity to understand the reason for their disposal and whether the reasons are consistent with the objective of the business for which the asset was held.
3.22    Judgments, estimates and significant accounting assumptions (continued)
B.    Estimates and assumptions
The key assumptions concerning the future and other key sources of estimating uncertainty at the reporting date, that have a significant risk of causing a significant adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Bank based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances beyond the control of the Bank. Such changes are reflected in the assumptions when they occur.
Going concern
The Bank’s management has made an assessment of its ability to continue as a going concern and is satisfied that it has the resources to continue in business for the foreseeable future. Therefore, the consolidated financial statements continue to be prepared on a going concern basis.

Material accounting policy information
3.23 Material accounting policy information
The Bank has adopted the Amendments to IAS 1 Presentation of Financial Statements — Disclosure of Accounting Policies from January 1st, 2023 and change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘significant accounting policy information’. Accounting policy information is significant if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. This amendment did not have an impact on the Bank’s consolidated financial statements.